March 2, 2010

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Growth & Income Fund (the “Trust”)
File Nos. 033-07559 and 811-04767

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933 (“Securities Act”), I hereby certify that the form of Statement of Additional Information (“SAI”) for the Classes A, C, I, R-3 and R-5 shares of the Trust does not differ from the SAI contained in Post-Effective Amendment No. 40 (the “PEA”) to the Trust’s Registration Statement on Form N-1A and that the PEA was filed electronically.  An updated and revised prospectus for the Trust was separately filed pursuant to Rule 497(c) of the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

cc:  J. Cooper Abbott
      Susan L. Walzer
Eagle Asset Management, Inc.

      Francine J. Rosenberger
K&L Gates LLP